Payables and other current liabilities - Disclosure of tax and employee-related payables (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Employee-related payables	€ 3,018	€ 2,742
Social security and other	4,654	1,783
Other tax and related payments	259	184
TAX AND EMPLOYEE-RELATED PAYABLES	€ 7,931	€ 4,709